Warranty reserves (Tables)	12 Months Ended
Dec. 31, 2022
Warranty reserves
Summary of the activity related to warranty reserves

	2022	2021
Warranty reserves at January 1	$1,275,594	$963,204
Reserves provided	1,156,027	1,206,142
Payments for warranty costs and other	(1,060,209)	(893,752)
Warranty reserves at December 31	$1,371,412	$1,275,594